Submission	Jul. 25, 2025
Submission [Line Items]
Central Index Key	0001048911
Registrant Name	FEDEX CORP
Registration File Number	333-273320
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES